The following table represents the unaudited pro forma revenues and net income/ (loss) assuming the acquisition of Globe occurred on April 1, 2023. (Details) - Globe All India Services Limited [Member] - INR (₨)
₨ in Thousands
12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	₨ 2,504,931	₨ 2,522,464
Net Income/ (loss)	₨ (25,305)	₨ 83,321